Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 634	$ 654
Income (loss) from equity investments and subsidiaries	63	99
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	960	910
Canadian Electric Utilities [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity investments and subsidiaries	$ 41	73
NSP Maritime Link Inc Project | Canadian Electric Utilities [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 634	654
Income (loss) from equity investments and subsidiaries	63	99
Equity Method Investee | Emera Inc.
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	10
NSPML | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	462	475
Income (loss) from equity investments and subsidiaries	41	44
M&NP | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	108	124
Income (loss) from equity investments and subsidiaries	$ 18	20
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 55	55
Income (loss) from equity investments and subsidiaries	$ 5	4
Percentage of Ownership	19.50%
WTI
Schedule of Equity Method Investments [Line Items]
Economic interest percentage	26.00%
WTI | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 9	0
Income (loss) from equity investments and subsidiaries	$ 0	0
Percentage of Ownership	50.00%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	$ 84	92	$ 179
Bear Swamp | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ (1)	2
Percentage of Ownership	50.00%
LIL | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 0	0
Income (loss) from equity investments and subsidiaries	$ 0	$ 29
Percentage of Ownership	0.00%